Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 298	$ 288
Long-term disability benefits obligation	266	271
Derivative liabilities	639	863
Other	262	224
Total other non-current liabilities	$ 1,465	$ 1,646